Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
RS Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RS Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 125 of the Fund’s Prospectus and the “Waivers of Certain Sales Loads” section on page 40 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies. The Fund may invest in companies of any size. The Fund typically invests most of its assets in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities.

The Fund’s investment team performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Fund’s investment team employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

		A particular company will be considered to be in the technology sector if, at the time of investment, at least 50% of the company’s assets, gross income, or net profits are, in the investment team’s judgment, committed to, or derived from, industries in the technology sector. A company will also be considered to be in the technology sector if the Fund’s investment team considers that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in those industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests principally in equity securities. The Fund normally invests at least 80% of its net assets in technology companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.
  Equity Securities Risk
  The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.
  Investment Style Risk
  A mutual fund investing principally in growth style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.
  Concentration Risk
  Concentrating investments in the information technology sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the information technology sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.
  Overweighting Risk
  Overweighting investments in companies relative to the Fund's primary benchmark increases the risk that the Fund will underperform its primary benchmark because a general decline in the prices of stocks in such companies will affect the Fund to a greater extent than its primary benchmark.
  Underweighting Risk
  When the Fund underweights its investment in companies relative to the Fund's primary benchmark, the Fund will participate in any general increase in the value of such companies to a lesser extent than the Fund's primary benchmark.
  Technology Investment Risk
  Investments in technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many technology companies are small or mid-sized companies and may be newly organized.
  Foreign Securities Risk
  Foreign securities (including American Depositary Receipts and other depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
  Portfolio Turnover Risk
  Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income. In recent periods, the Fund has experienced annual portfolio turnover in excess of 100% and will likely experience high portfolio turnover rates in the future.
  Cash Position Risk
  To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
  Liquidity Risk
  Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Small and Mid-sized Companies Risk
  Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and one or more other measures of performance that are specific to the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.766.3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Class A Shares (CALENDAR YEAR-END)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Second Quarter 2009 29.79% Worst Quarter Fourth Quarter 2008 -27.06%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (PERIODS ENDED 12/31/15)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
RS Technology Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none	[1],[2]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	$ 619
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,250
10 Years	rr_ExpenseExampleYear10	2,170
1 Year	rr_ExpenseExampleNoRedemptionYear01	619
3 Years	rr_ExpenseExampleNoRedemptionYear03	924
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,170
2006	rr_AnnualReturn2006	8.19%
2007	rr_AnnualReturn2007	22.25%
2008	rr_AnnualReturn2008	(50.90%)
2009	rr_AnnualReturn2009	75.18%
2010	rr_AnnualReturn2010	36.15%
2011	rr_AnnualReturn2011	(11.91%)
2012	rr_AnnualReturn2012	8.30%
2013	rr_AnnualReturn2013	45.59%
2014	rr_AnnualReturn2014	5.26%
2015	rr_AnnualReturn2015	5.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.06%)
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	8.07%
10 Years	rr_AverageAnnualReturnYear10	8.61%
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 15, 1995
RS Technology Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Deferred sales load applies for shares sold within one year of purchase.
1 Year	rr_ExpenseExampleYear01	$ 331
3 Years	rr_ExpenseExampleYear03	712
5 Years	rr_ExpenseExampleYear05	1,220
10 Years	rr_ExpenseExampleYear10	2,615
1 Year	rr_ExpenseExampleNoRedemptionYear01	231
3 Years	rr_ExpenseExampleNoRedemptionYear03	712
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,220
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,615
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	8.27%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 02, 2007
RS Technology Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
1 Year	rr_ExpenseExampleYear01	$ 196
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	1,042
10 Years	rr_ExpenseExampleYear10	2,254
1 Year	rr_ExpenseExampleNoRedemptionYear01	196
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,254
1 Year	rr_AverageAnnualReturnYear01	5.38%
5 Years	rr_AverageAnnualReturnYear05	8.57%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 19, 2007
RS Technology Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	$ 126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	393
5 Years	rr_ExpenseExampleNoRedemptionYear05	681
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,500
1 Year	rr_AverageAnnualReturnYear01	6.11%
5 Years	rr_AverageAnnualReturnYear05	9.46%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.25%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 01, 2007
RS Technology Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
5 Years	rr_AverageAnnualReturnYear05	5.07%
10 Years	rr_AverageAnnualReturnYear10	6.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 15, 1995
RS Technology Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.10%
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years	rr_AverageAnnualReturnYear10	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 15, 1995
RS Technology Fund | S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	14.26%
10 Years	rr_AverageAnnualReturnYear10	9.97%
Since Inception	rr_AverageAnnualReturnSinceInception	9.01%	[4]
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 15, 1995
RS Technology Fund | S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	14.26%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 02, 2007
RS Technology Fund | S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	14.26%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.06%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 19, 2007
RS Technology Fund | S&P North American Technology Sector Index™ (reflects no deduction for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	14.26%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 01, 2007
RS Technology Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 15, 1995
RS Technology Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 02, 2007
RS Technology Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan. 19, 2007
RS Technology Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 01, 2007

[1]	(under $1 million)
[2]	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[3]	Deferred sales load applies for shares sold within one year of purchase.
[4]	Since inception return for the S&P North American Technology Sector Index™ reflects, for periods after August 29, 1996, the reinvestment of dividends paid on the securities constituting the index; for periods through August 29, 1996, index return does not reflect the reinvestment of dividends.